Waxess USA Statements of Cash Flows (Waxess USA, Inc., USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (4,850,375)	$ (1,025,951)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	84,599	115,893
Conversion of accrued interest into common stock	26,877	0
Write down of inventory	167,081	0
Gain on cancellation of debt	(227,231)	0
Stock based compensation	243,500	304,746
Changes in operating assets and liabilities
Inventory	(496,199)	0
Deferred financing costs	(46,400)	0
Deposit and prepaid expenses	(24,394)	0
Accounts payable	485,188	(201,390)
Accrued expenses	564,678	34,626
Net cash used in operating activities	(4,072,676)	(772,076)
Investing Activities:
Investment in patents	(18,322)	(16,639)
Purchases of equipment	(76,268)	(5,800)
Net cash used in investing activities	(94,590)	(22,439)
Financing Activities:
Proceeds from the sale of bridge notes	3,035,000	0
Proceeds from the sale of common stock	1,400,056	249,980
Proceeds (payments) from convertible notes payable	(30,000)	530,000
Payments on lease obligation	(8,409)	0
Proceeds (payments) on notes payable – related party	(120,000)	35,551
Derivative liability	55,413	0
Net cash provided by financing activities	4,332,060	815,531
Net increase in cash	164,794	21,016
Cash at beginning of period	36,505	15,489
Cash at end of period	201,299	36,505
Supplemental disclosure of cash flow information
Cash paid for interest	2,410	90,000
Supplemental disclosure of non-cash financing transactions
Conversion of debt, including accrued interest, into common stock	995,975	503,474
Issuance of common stock in lieu of interest payments	5,964	0
Purchase of equipment by capital lease	22,956	0
Conversion of accounts payable to notes payable	$ 94,500	$ 0